Other (income) and expenses	12 Months Ended
Dec. 31, 2025
InterestInOtherEntitiesAbstract [Abstract]
Other (income) and expenses	Other (income) and expenses

	For the years ended
	Dec. 31, 2025	Dec. 31, 2024

Revaluation of contingent consideration	—	(580)
Total other (income) and expenses	—	(580)